Liquidity and Going Concern (Details)		Jul. 22, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 HKD ($) shares
Liquidity and Going Concern (Details) [Line Items]
Working capital deficit			$ 885,474	$ 112,801	$ 1,062,719
Common Class A [Member]
Liquidity and Going Concern (Details) [Line Items]
Ordinary shares, shares issued	[1]		18,000,000	18,000,000	18,000,000
IPO [Member] | Common Class A [Member] | Subsequent Event [Member]
Liquidity and Going Concern (Details) [Line Items]
Ordinary shares, shares issued		1,450,000
Offering price per share | $ / shares		$ 4
Gross proceeds | $		$ 5,800,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1)